UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 10/31/2025

Date of reporting period: 04/30/2025

Item 1 – Reports to Stockholders
(a)     The Reports to Shareholders are attached herewith.

iShares® iBonds® 1-5 Year Corporate Ladder ETF

LDRC |NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year Corporate Ladder ETF (the “Fund”) for the period of November 7, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Corporate Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized.

Key Fund statistics

Net Assets...
$9,062,873
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%

All Holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2029 Term Corporate ETF...
20.1%
iShares iBonds Dec 2028 Term Corporate ETF...
20.1
iShares iBonds Dec 2027 Term Corporate ETF...
20.0
iShares iBonds Dec 2026 Term Corporate ETF...
19.9
iShares iBonds Dec 2025 Term Corporate ETF...
19.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year Corporate Ladder ETF

Semi-Annual Shareholder Report — April 30, 2025

LDRC-04/25-SAR

iShares® iBonds® 1-5 Year High Yield and Income Ladder ETF

LDRH |NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year High Yield and Income Ladder ETF (the “Fund”) for the period of November 7, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year High Yield and Income Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized.

Key Fund statistics

Net Assets...
$3,956,802
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%

All Holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds 2027 Term High Yield and Income ETF...
20.1%
iShares iBonds 2026 Term High Yield and Income ETF...
20.1
iShares iBonds 2028 Term High Yield and Income ETF...
20.0
iShares iBonds 2025 Term High Yield and Income ETF...
19.9
iShares iBonds 2029 Term High Yield and Income ETF...
19.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year High Yield and Income Ladder ETF

Semi-Annual Shareholder Report — April 30, 2025

LDRH-04/25-SAR

iShares® iBonds® 1-5 Year TIPS Ladder ETF

LDRI |NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year TIPS Ladder ETF (the “Fund”) for the period of November 7, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year TIPS Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized.

Key Fund statistics

Net Assets...
$7,140,791
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%

All Holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Oct 2029 Term TIPS ETF...
20.2%
iShares iBonds Oct 2028 Term TIPS ETF...
20.2
iShares iBonds Oct 2027 Term TIPS ETF...
20.1
iShares iBonds Oct 2026 Term TIPS ETF...
19.9
iShares iBonds Oct 2025 Term TIPS ETF...
19.6

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year TIPS Ladder ETF

Semi-Annual Shareholder Report — April 30, 2025

LDRI-04/25-SAR

iShares® iBonds® 1-5 Year Treasury Ladder ETF

LDRT |NYSE Arca

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year Treasury Ladder ETF (the “Fund”) for the period of November 7, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Treasury Ladder ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Annualized.

Key Fund statistics

Net Assets...
$19,767,409
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%

All Holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2029 Term Treasury ETF...
20.2%
iShares iBonds Dec 2028 Term Treasury ETF...
20.2
iShares iBonds Dec 2027 Term Treasury ETF...
20.0
iShares iBonds Dec 2026 Term Treasury ETF...
19.9
iShares iBonds Dec 2025 Term Treasury ETF...
19.7

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares iBonds 1-5 Year Treasury Ladder ETF

Semi-Annual Shareholder Report — April 30, 2025

LDRT-04/25-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares® iBonds® 1-5 Year Corporate Ladder ETF | LDRC | NYSE Arca
iShares® iBonds® 1-5 Year High Yield and Income Ladder ETF | LDRH | NYSE Arca
iShares® iBonds® 1-5 Year TIPS Ladder ETF | LDRI | NYSE Arca
iShares® iBonds® 1-5 Year Treasury Ladder ETF | LDRT | NYSE Arca

Table of Contents
Page

iShares
®
iBonds
®
1-5 Year Corporate Ladder ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds Dec 2025 Term Corporate ETF ..... 71,440 $ 1,797,430
iShares iBonds Dec 2026 Term Corporate ETF ..... 74,555 1,805,722
iShares iBonds Dec 2027 Term Corporate ETF ..... 74,842 1,813,422
iShares iBonds Dec 2028 Term Corporate ETF ..... 71,694 1,818,160
iShares iBonds Dec 2029 Term Corporate ETF
(b)
.... 78,336 1,818,962
9,053,696
a
Total Long-Term Investments — 99.9%
(Cost: $ 8,975,683 ) .................................. 9,053,696
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  12 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(a) (c) (d)
...................... 1,111,064 $ 1,111,509
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 8,755 8,755
a
Total Short-Term Securities — 12.4%
(Cost: $ 1,120,264 ) .................................. 1,120,264
Total Investments — 112.3%
(Cost: $ 10,095,947 ) ................................. 10,173,960
Liabilities in Excess of Other Assets — ( 12 .3 ) % .............. (1,111,087)
Net Assets — 100.0% ................................. $ 9,062,873
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .......... $ — $ 1,111,645
(b)
$ — $ (136) $ — $ 1,111,509 1,111,064 $ 2,101
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... — 8,755
(b)
— — — 8,755 8,755 151 —
iShares iBonds Dec 2025
Term Corporate ETF . — 1,791,366 — — 6,064 1,797,430 71,440 16,862 —
iShares iBonds Dec 2026
Term Corporate ETF . — 1,796,448 — — 9,274 1,805,722 74,555 17,946 —
iShares iBonds Dec 2027
Term Corporate ETF . — 1,798,615 — — 14,807 1,813,422 74,842 18,765 —
iShares iBonds Dec 2028
Term Corporate ETF . — 1,794,664 — — 23,496 1,818,160 71,694 19,559 —
iShares iBonds Dec 2029
Term Corporate ETF . — 1,794,590 — — 24,372 1,818,962 78,336 20,302 —
$ (136) $ 78,013
$ 10,173,960
$ 95,686 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
1-5 Year Corporate Ladder ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 9,053,696  $ —  $ —  $ 9,053,696
Short-Term Securities
Money Market Funds ...................................... 1,120,264  —  —  1,120,264
$ 10,173,960  $ —  $ —  $ 10,173,960

iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds 2025 Term High Yield and Income ETF 33,790 $ 786,293
iShares iBonds 2026 Term High Yield and Income ETF 34,327 793,984
iShares iBonds 2027 Term High Yield and Income ETF 35,697 795,686
iShares iBonds 2028 Term High Yield and Income ETF 34,015 792,209
iShares iBonds 2029 Term High Yield and Income ETF 33,993 784,878
3,953,050
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,988,080 ) .................................. 3,953,050
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (b)
............................ 3,732 $ 3,732
a
Total Short-Term Securities — 0.1%
(Cost: $ 3,732 ) ..................................... 3,732
Total Investments — 100.0%
(Cost: $ 3,991,812 ) .................................. 3,956,782
Other Assets Less Liabilities — 0 .0% ..................... 20
Net Assets — 100.0% ................................. $ 3,956,802
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........... $ — $ 3,732
(b)
$ — $ — $ — $ 3,732 3,732 $ 105 $ —
iShares iBonds 2025 Term
High Yield and Income
ETF ............. — 784,900 — — 1,393 786,293 33,790 13,899 —
iShares iBonds 2026 Term
High Yield and Income
ETF ............. — 798,970 — — (4,986) 793,984 34,327 16,454 64
iShares iBonds 2027 Term
High Yield and Income
ETF ............. — 799,693 — — (4,007) 795,686 35,697 16,505 —
iShares iBonds 2028 Term
High Yield and Income
ETF ............. — 801,619 — — (9,410) 792,209 34,015 16,589 —
iShares iBonds 2029 Term
High Yield and Income
ETF ............. — 802,898 — — (18,020) 784,878 33,993 17,097 —
$ — $ (35,030)
$ 3,956,782
$ 80,649 $ 64
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
1-5 Year High Yield and Income Ladder ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,953,050 $ — $ — $ 3,953,050
Short-Term Securities
Money Market Funds ...................................... 3,732 — — 3,732
$ 3,956,782 $ — $ — $ 3,956,782

iShares
®
iBonds
®
1-5 Year TIPS Ladder ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .8%
iShares iBonds Oct 2025 Term TIPS ETF ......... 54,809 $ 1,396,533
iShares iBonds Oct 2026 Term TIPS ETF ......... 54,724 1,418,446
iShares iBonds Oct 2027 Term TIPS ETF ......... 54,669 1,436,155
iShares iBonds Oct 2028 Term TIPS ETF ......... 54,725 1,437,352
iShares iBonds Oct 2029 Term TIPS ETF ......... 54,585 1,438,861
7,127,347
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,052,496 ) .................................. 7,127,347
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (b)
............................ 13,389 $ 13,389
a
Total Short-Term Securities — 0.2%
(Cost: $ 13,389 ) .................................... 13,389
Total Investments — 100.0%
(Cost: $ 7,065,885 ) .................................. 7,140,736
Other Assets Less Liabilities — 0 .0% ..................... 55
Net Assets — 100.0% ................................. $ 7,140,791
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........... $ — $ 13,389
(b)
$ — $ — $ — $ 13,389 13,389 $ 97 $ —
iShares iBonds Oct 2025
Term TIPS ETF ..... — 1,395,113 — — 1,420 1,396,533 54,809 13,359 —
iShares iBonds Oct 2026
Term TIPS ETF ..... — 1,409,041 — — 9,405 1,418,446 54,724 12,390 —
iShares iBonds Oct 2027
Term TIPS ETF ..... — 1,416,672 — — 19,483 1,436,155 54,669 11,774 —
iShares iBonds Oct 2028
Term TIPS ETF ..... — 1,416,682 — — 20,670 1,437,352 54,725 12,286 158
iShares iBonds Oct 2029
Term TIPS ETF ..... — 1,414,988 — — 23,873 1,438,861 54,585 12,247 —
$ — $ 74,851
$ 7,140,736
$ 62,153 $ 158
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
1-5 Year TIPS Ladder ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 7,127,347  $ —  $ —  $ 7,127,347
Short-Term Securities
Money Market Funds ...................................... 13,389  —  —  13,389
$ 7,140,736  $ —  $ —  $ 7,140,736

iShares
®
iBonds
®
1-5 Year Treasury Ladder ETF
Schedules of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)

Schedules of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .9%
iShares iBonds Dec 2025 Term Treasury ETF ...... 166,764 $ 3,897,274
iShares iBonds Dec 2026 Term Treasury ETF ...... 170,935 3,926,377
iShares iBonds Dec 2027 Term Treasury ETF ...... 175,421 3,959,252
iShares iBonds Dec 2028 Term Treasury ETF ...... 177,372 3,980,228
iShares iBonds Dec 2029 Term Treasury ETF ...... 181,194 3,984,456
19,747,587
a
Total Long-Term Investments — 99.9%
(Cost: $ 19,491,576 ) ................................. 19,747,587
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (b)
............................ 19,508 $ 19,508
a
Total Short-Term Securities — 0.1%
(Cost: $ 19,508 ) .................................... 19,508
Total Investments — 100.0%
(Cost: $ 19,511,084 ) ................................. 19,767,095
Other Assets Less Liabilities — 0 .0% ..................... 314
Net Assets — 100.0% ................................. $ 19,767,409
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
11/07/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(b)
.. $ — $ — $ (4)
(c)
$ 4 $ — $ — — $ 1,689
(d)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... — 19,508
(c)
— — — 19,508 19,508 252 —
iShares iBonds Dec
2025 Term Treasury
ETF ........... — 3,890,703 — — 6,571 3,897,274 166,764 30,557 —
iShares iBonds Dec
2026 Term Treasury
ETF ........... — 3,902,209 — — 24,168 3,926,377 170,935 29,541 —
iShares iBonds Dec
2027 Term Treasury
ETF ........... — 3,904,511 — — 54,741 3,959,252 175,421 29,044 —
iShares iBonds Dec
2028 Term Treasury
ETF ........... — 3,902,964 — — 77,264 3,980,228 177,372 28,680 —
iShares iBonds Dec
2029 Term Treasury
ETF ........... — 3,891,189 — — 93,267 3,984,456 181,194 28,046 —
$ 4 $ 256,011
$ 19,767,095
$ 147,809 $ —
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedules of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
iBonds
®
1-5 Year Treasury Ladder ETF

2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 19,747,587 $ — $ — $ 19,747,587
Short-Term Securities
Money Market Funds .......................................... 19,508 — — 19,508
$ 19,767,095 $ — $ — $ 19,767,095

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
April 30, 2025
See notes to financial statements.
iShares
iBonds 1-5 Year
Corporate Ladder
ETF
iShares
iBonds 1-5 Year
High Yield and
Income Ladder ETF
iShares
iBonds 1-5 Year
TIPS Ladder ETF
iShares
iBonds 1-5 Year
Treasury Ladder
ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................ $ 10,173,960  $ 3,956,782  $ 7,140,736  $ 19,767,095
Cash ............................................................. 83  —  —  —
Receivables:
Securities lending income — affiliated ..................................... 306  —  —  228
Dividends — affiliated ................................................ 33  20  55  86
Total assets ........................................................
10,174,382  3,956,802  7,140,791  19,767,409
LIABILITIES
Collateral on securities loaned ............................................ 1,111,509  —  —  —
Total liabilities .......................................................
1,111,509  —  —  —
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 9,062,873  $ 3,956,802  $ 7,140,791  $ 19,767,409
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 8,984,133  $ 3,991,349  $ 7,065,652  $ 19,510,026
Accumulated earnings (loss) ............................................. 78,740  (34,547) 75,139  257,383
NET ASSETS .......................................................
$ 9,062,873  $ 3,956,802  $ 7,140,791  $ 19,767,409
NET ASSET VALUE
Shares outstanding ................................................... 360,000  160,000  280,000  780,000
Net asset value ...................................................... $ 25.17  $ 24.73  $ 25.50  $ 25.34
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 1,086,696  $ —  $ —  $ —
(b)
Investments, at cost — affiliated ......................................... $ 10,095,947  $ 3,991,812  $ 7,065,885  $ 19,511,084

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Period Ended April 30, 2025
See notes to financial statements.
iShares
iBonds 1-5 Year
Corporate Ladder
ETF
(a)
iShares
iBonds 1-5 Year
High Yield and
Income Ladder
ETF
(a)
iShares
iBonds 1-5 Year
TIPS Ladder ETF
(a)
iShares
iBonds 1-5 Year
Treasury Ladder
ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ............................................... $ 93,585  $ 80,649  $ 62,153  $ 146,120
Interest — unaffiliated ............................................... 1  —  —  —
Securities lending income — affiliated — net ................................ 2,101  —  —  1,689
Total investment income ...............................................
95,687  80,649  62,153  147,809
EXPENSES
Interest expense .................................................. 7  7  7  7
Total expenses ..................................................... 7  7  7  7
Net investment income ................................................
95,680  80,642  62,146  147,802
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................................ (136) —  —  4
Capital gain distributions from underlying funds — affiliated .................... —  64  158  —
(136) 64  158  4
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................ 78,013  (35,030) 74,851  256,011
78,013  (35,030) 74,851  256,011
Net realized and unrealized gain (loss) .....................................
77,877  (34,966) 75,009  256,015
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................
$ 173,557  $ 45,676  $ 137,155  $ 403,817
(a)
For the period from November 7, 2024 (commencement of operations) to April 30, 2025.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
iBonds 1-5 Year
Corporate Ladder
ETF
iShares
iBonds 1-5 Year
High Yield and
Income Ladder
ETF
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .......................................................................... $ 95,680  $ 80,642
Net realized gain (loss) .......................................................................... (136) 64
Net change in unrealized appreciation (depreciation) ...................................................... 78,013  (35,030)
Net increase in net assets resulting from operations .........................................................
173,557  45,676
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...............................................
(94,817)
(c)
(80,223)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...............................................
8,984,133  3,991,349
NET ASSETS
Total increase in net assets ......................................................................... 9,062,873  3,956,802
Beginning of period ..............................................................................
—  —
End of period ..................................................................................
$ 9,062,873  $ 3,956,802
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
iBonds 1-5 Year
TIPS Ladder ETF
iShares
iBonds 1-5 Year
Treasury Ladder
ETF
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .......................................................................... $ 62,146  $ 147,802
Net realized gain .............................................................................. 158  4
Net change in unrealized appreciation (depreciation) ...................................................... 74,851  256,011
Net increase in net assets resulting from operations .........................................................
137,155  403,817
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...............................................
(62,016)
(c)
(146,434)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...............................................
7,065,652  19,510,026
NET ASSETS
Total increase in net assets ......................................................................... 7,140,791  19,767,409
Beginning of period ..............................................................................
—  —
End of period ..................................................................................
$ 7,140,791  $ 19,767,409
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds 1-5
Year Corporate
Ladder ETF
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 0 .45
Net realized and unrealized gain
(c)
.......................................................................................
0 .19
Net increase from investment operations ....................................................................................
0 .64
Distributions from net investment income .................................................................................... ( 0 .47 )
(d)
Net asset value, end of period ..........................................................................................
$ 25.17
Total Return
(e)
–
Based on net asset value ..............................................................................................
2 .59%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
3 .77%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 9,063
Portfolio turnover rate
(j)
................................................................................................
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds 1-5
Year High Yield
and Income Ladder
ETF
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 0 .67
Net realized and unrealized loss
(c)
.......................................................................................
( 0 .27 )
Net increase from investment operations ....................................................................................
0 .40
Distributions from net investment income .................................................................................... ( 0 .67 )
(d)
Net asset value, end of period ..........................................................................................
$ 24.73
Total Return
(e)
–
Based on net asset value ..............................................................................................
1 .64%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
5 .69%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 3,957
Portfolio turnover rate
(j)
................................................................................................
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds 1-5
Year TIPS Ladder
ETF
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 0 .50
Net realized and unrealized gain
(c)
.......................................................................................
0 .43
Net increase from investment operations ....................................................................................
0 .93
Distributions from net investment income .................................................................................... ( 0 .43 )
(d)
Net asset value, end of period ..........................................................................................
$ 25.50
Total Return
(e)
–
Based on net asset value ..............................................................................................
3 .78%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
4 .23%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 7,141
Portfolio turnover rate
(j)
................................................................................................
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares iBonds
1-5 Year Treasury
Ladder ETF
Period From
11/07/24
(a)
to 04/30/25
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 25.00
Net investment income
(b)
............................................................................................. 0 .39
Net realized and unrealized gain
(c)
.......................................................................................
0 .37
Net increase from investment operations ....................................................................................
0 .76
Distributions from net investment income .................................................................................... ( 0 .42 )
(d)
Net asset value, end of period ..........................................................................................
$ 25.34
Total Return
(e)
–
Based on net asset value ..............................................................................................
3 .08%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses .....................................................................................................
0 .00%
(h) (i)
Net investment income ................................................................................................
3 .32%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 19,767
Portfolio turnover rate
(j)
................................................................................................
0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Amount is less than 0.005%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
iBonds 1-5 Year Corporate Ladder
(a)
........................................................................................ Non-diversified
iBonds 1-5 Year High Yield and Income Ladder
(a)
................................................................................ Non-diversified
iBonds 1-5 Year TIPS Ladder
(a)
............................................................................................ Non-diversified
iBonds 1-5 Year Treasury Ladder
(a)
......................................................................................... Non-diversified
(a)
The Fund commenced operations on November 7, 2024.

Notes to Financial Statements
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
iBonds 1-5 Year Corporate Ladder
BofA Securities, Inc. .......................................... $ 1,086,696  $ (1,086,696) $ —  $ —
$ 1,086,696  $ (1,086,696)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended  April 30, 2025 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the period ended April 30, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended April 30, 2025 , in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF Amounts
iBonds 1-5 Year Corporate Ladder ........................................................................................ $ 495
iBonds 1-5 Year Treasury Ladder ......................................................................................... 384
iShares ETF Purchases Sales
iBonds 1-5 Year Corporate Ladder ...................................................................... $ 1,998,795  $ —
iBonds 1-5 Year High Yield and Income Ladder .............................................................. 1,999,002  —
iBonds 1-5 Year TIPS Ladder .......................................................................... 1,998,870  —
iBonds 1-5 Year Treasury Ladder ....................................................................... 1,998,786  —
iShares ETF In-kind Purchases In-kind Sales
iBonds 1-5 Year Corporate Ladder ...................................................................... $ 6,976,888  $ —
iBonds 1-5 Year High Yield and Income Ladder .............................................................. 1,989,078  —
iBonds 1-5 Year TIPS Ladder .......................................................................... 5,053,626  —
iBonds 1-5 Year Treasury Ladder ....................................................................... 17,492,790  —
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
iBonds 1-5 Year Corporate Ladder .................................. $ 10,095,947  $ 78,013  $ —  $ 78,013
iBonds 1-5 Year High Yield and Income Ladder .......................... 3,991,812  1,393  (36,423) (35,030)
iBonds 1-5 Year TIPS Ladder ...................................... 7,065,885  74,851  —  74,851
iBonds 1-5 Year Treasury Ladder ................................... 19,511,084  256,011  —  256,011

Notes to Financial Statements
( continued)

Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Period Ended
04/30/25
iShares ETF Shares Amount
iBonds 1-5 Year Corporate Ladder
(a)
Shares sold .................................................................................... 360,000  $ 8,984,133
Shares redeemed ................................................................................ —  —
360,000  $ 8,984,133
iBonds 1-5 Year High Yield and Income Ladder
(a)
Shares sold .................................................................................... 160,000  $ 3,991,349
Shares redeemed ................................................................................ —  —
160,000  $ 3,991,349
iBonds 1-5 Year TIPS Ladder
(a)
Shares sold .................................................................................... 280,000  $ 7,065,652
Shares redeemed ................................................................................ —  —
280,000  $ 7,065,652
iBonds 1-5 Year Treasury Ladder
(a)
Shares sold .................................................................................... 780,000  $ 19,510,026
Shares redeemed ................................................................................ —  —
780,000  $ 19,510,026

Notes to Financial Statements
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
(a)
The Fund commenced operations on November 7, 2024.

Additional Information

2025 iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Semi-Annual Financial Statements and Additional Information
iShares iBonds 1-5 Year Corporate Ladder ETF, iShares iBonds 1-5 Year High Yield and Income Ladder ETF, iShares iBonds 1-5 Year
TIPS Ladder ETF, iShares iBonds 1-5 Year Treasury Ladder ETF
(each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on June 3-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the F und: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The
Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other
Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive”
nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

Glossary of Terms Used in these Financial Statements

2025
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
TIPS Treasury Inflation Protected Security

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 24, 2025